Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) director item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) director item
Other Commitments with Third Parties and Other Contingent Liabilities
Annual contribution to defined contribution pension plans	€ 948		€ 896
Agreements with employees/directors | director	50				50
Number of executives with whom contract entered | item	5				5
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS	50.00%				50.00%
Percentage of employee contributions vested one	4.00%				4.00%
Percentage employee contributions vested two	2.00%				2.00%
Vesting Period	2 years 1 day	2 years 1 day
Exchange ratio	1				1
Amount settled under RSU plan	€ 7,782		7,552
Equity-settled commitment	€ 9,838		€ 13,880
Percentage of Group contribution matching to first 4% of employee contributions	100.00%				100.00%
Percentage of Group contribution matching to the next 2% following the first 4% of employee contributions	50.00%				50.00%
Hearing suspension period	60 days	60 days
Total cost of matching contributions | $		$ 31.8		$ 32.2
Number of Biomat donors for Illinois Biomat Centers | item	54,000	54,000
Period of Biomat Donors	4 years	4 years
BIPA penalty for negligent violation	€ 1,000
Legal proceedings contingent liability | SIEMENS HEALTHCARE DIAGNOSTICS, INC. adv. ORTHO-CLINICAL DIAGNOSTICS, INC., GRIFOLS DIAGNOSTIC SOLUTIONS INC.
Other Commitments with Third Parties and Other Contingent Liabilities
Amount awarded to the company/Ortho | $					$ 12.0
Legal proceedings contingent liability | ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC
Other Commitments with Third Parties and Other Contingent Liabilities
Amount awarded to the company/Ortho | $					$ 4.0
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	2 years	2 years
Number of years of salary for executives	1 year	1 year
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	5 years	5 years
Number of years of salary for executives	4 years	4 years
Matching percentage to the employees contribution	50.00%				50.00%